Average Annual Total Returns{- Fidelity Series Opportunistic Insights Fund} - 12.31 Fidelity Series Opportunistic Insights Fund Series PRO-08 - Fidelity Series Opportunistic Insights Fund	Fidelity Series Opportunistic Insights Fund Return Before Taxes Past 1 year	Fidelity Series Opportunistic Insights Fund Return Before Taxes Past 5 years	Fidelity Series Opportunistic Insights Fund Return Before Taxes Since Inception		Fidelity Series Opportunistic Insights Fund After Taxes on Distributions Past 1 year	Fidelity Series Opportunistic Insights Fund After Taxes on Distributions Past 5 years	Fidelity Series Opportunistic Insights Fund After Taxes on Distributions Since Inception		Fidelity Series Opportunistic Insights Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Opportunistic Insights Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Opportunistic Insights Fund After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Past 5 years	RS003 Since Inception
Total	24.81%	22.76%	18.68%	[1]	19.11%	18.95%	16.18%	[1]	18.13%	17.75%	15.14%	[1]	25.66%	17.97%	16.31%	[1]

[1]	(a)From December 6, 2012